Securities - Amortized cost and fair values, together with gross unrealized gains and losses of securities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Securities
Amortized Cost	$ 251,683	$ 228,607
Gross Unrealized Gains	2,264	459
Gross Unrealized Losses	(11,187)	(11,442)
Fair Value	242,760	217,624
U.S. government agencies
Securities
Amortized Cost	45,000	45,000
Gross Unrealized Losses	(732)	(968)
Fair Value	44,268	44,032
State and municipal obligations
Securities
Amortized Cost	177,670	152,447
Gross Unrealized Gains	2,264	459
Gross Unrealized Losses	(5,742)	(7,408)
Fair Value	174,192	145,498
Subordinated notes
Securities
Amortized Cost	29,013	31,160
Gross Unrealized Losses	(4,713)	(3,066)
Fair Value	$ 24,300	$ 28,094